Prepaid Expenses and Advance Payment to Suppliers	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Advance Payment To Suppliers
Prepaid Expenses and Advance Payment to Suppliers
4.	Prepaid Expenses and Advance Payment to Suppliers

	December 31, 2020 (Audited)	December 31, 2019 (Audited)
	$	$
Prepaid expenses	76,597	-
Advance payments to Suppliers	122,616	96,717
	199,213	96,717